Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,498,000
Previously Paid Amount	0.00
Total Fee Amount	759.27
Total Offset Amount	0.00
Net Fee	759.27
Narrative - Max Aggregate Offering Price	$ 5,498,000
Final Prospectus	true